Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2025 are not necessarily indicative of the results that may be expected for the full year.

Principles of consolidation

Principles of Consolidation

The unaudited condensed consolidated financial statements include the financial statements of ReTo and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation.

Subsidiaries are those entities in which ReTo, directly or indirectly, controls more than 50% of the voting power, or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Non-controlling interests

Non-controlling interests

Non-controlling interest represents the portion of the net assets of subsidiaries attributable to interests that are not owned by the Company. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests’ operating results are presented on the face of the unaudited condensed consolidated statements of income and comprehensive income as an allocation of the total income for the six months between non-controlling shareholders and the shareholders of the Company.

Business acquisition

Business acquisition

The Company accounts for its business combinations using the acquisition method of accounting. The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Company and equity instruments issued by the Company. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of consideration paid and fair value of the non-controlling interests over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets acquired, the difference is recognized directly in the unaudited condensed statements of operations and comprehensive (loss) income.

The Company engages the assistance of valuation specialists in concluding on fair value measurements in connection with determining fair values of assets acquired and liabilities assumed in a business combination. Amounts recorded in a business combination may change during the measurement period, which is a period not to exceed one year from the date of acquisition, as additional information about conditions existing at the acquisition date becomes available.

Use of Estimates

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the unaudited condensed consolidated financial statements.

Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, advances to suppliers, intangible assets, the recoverability of long-lived assets, provision necessary for contingent liabilities, revenue recognition under the input method, and realization of deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and cash deposited in major third-party payment processing platforms such as Alipay. In addition, highly liquid investments which have original maturities of three months or less when purchased are classified as cash equivalents.

Accounts Receivable, Net

Accounts Receivable, Net

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Company to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. The Company adopted this guidance effective January 1, 2023. Accounting Standards Codification (“ASC”) 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements. Accounts receivable were recognized and carried at original invoiced amount less an estimated allowance for credit losses. The Company estimates the allowance for credit losses based on an analysis of the aging of accounts receivable, assessment of collectability, including any known or anticipated economic conditions, customer-specific circumstances, recent payment history and other relevant factors. Allowance for credit losses amounted to $30,342 and $108,936 as of June 30, 2025 and December 31, 2024, respectively.

Advances to Suppliers, net

Advances to Suppliers, Net

Advances to suppliers consist of balances paid to suppliers for services and materials that have not been provided or received. Advances to suppliers for services and materials are short-term in nature. Advances to suppliers are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the collectability of the advance becomes doubtful. The Company uses the aging method to estimate the allowance for uncollectible balances. In addition, at each reporting date, the Company generally determines the adequacy of allowance for doubtful accounts by evaluating all available information and then records specific allowances for those advances based on the specific facts and circumstances. Allowance for uncollectible balances from the continuing operations amounted to nil and $2,740 as of June 30, 2025 and December 31, 2024, respectively.

Intangible Assets

Intangible Assets

Intangible assets consist primarily of an acquired concession right on forest land. Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Items	Useful life
Concession right on forest land	37 years

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value.

Leases

Leases

The Company adopted ASU No. 2016-02—Leases (Topic 842) on January 1, 2019 using the modified retrospective transition method permitted under ASU No. 2018-11. This transition approach provides a method for recording existing leases only at the date of adoption and does not require previously reported balances to be adjusted. In addition, the Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed the Company to carry forward the historical lease classification. The standard did not materially impact the Company’s consolidated net earnings and cash flow.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - Quoted prices in active markets for identical assets and liabilities.

●	Level 2 - Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the recorded value of its financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, advances to suppliers, accounts payable, accrued expenses and other liabilities, advances from customers, deferred revenue, taxes payable and due to related parties to approximate the fair value of the respective assets and liabilities at June 30, 2025 and December 31, 2024 based upon the short-term nature of the assets and liabilities.

The Company believes that the carrying amount of the short-term and long-term borrowings approximates fair value on June 30, 2025 and December 31, 2024 based on the terms of the borrowings and current market rates as the rates of the borrowings are reflective of the current market rates.

The following tables represent the fair value hierarchy of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2025:

As of June 30, 2025
Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Earn-out liability from MMB acquisition	-	-	$-	-

Contingent consideration – earn-out liability from MMB acquisition

On April 25, 2025, ReTo entered into the Share Exchange Agreement to acquire 51% equity interest in MMB, a British Virgin Islands business company, from its original shareholders (the “Sellers”). Pursuant to the Share Exchange Agreement, subject to the terms and conditions set forth therein, the purchase consideration consisted of (i) an amount in cash equal to $3,978,000 and (ii) issuance of 4,680,000 of the Company’s Class A shares, no par value (the “Class A Shares”), with earnout and escrow conditions (the “Escrow Earnout Shares”). In connection with the acquisition of MMB, the Sellers of MMB are entitled to receive the 4,680,000 Escrow Earnout Shares based on the Contributed Profits (as defined below) of MMB’s two operating companies, Melody and Dirong (the “MMB Operating Companies”), during the three (3) year period (the “Earnout Period”) following the closing of the transaction (the “MMB Closing”). “Contributed Profits” means with respect to an MMB Operating Company for any fiscal year, the amount of net income, if any, of such MMB Operating Company determined in accordance with U.S. GAAP but excluding taxes and any amounts payable pursuant to the management services agreement, dated April 25, 2025, by and among ReTo, ReTo Hengda, and the MMB Operating Companies; provided, however, if after the MMB Closing and during the Earnout Period, MMB or its subsidiaries acquire another business or material assets, then the Contributed Profits shall be computed without taking into consideration (i) the revenues of or generated by such acquired business or material assets or (ii) any impact such acquired business or material assets would have on the net income of an MMB Operating Company. Contributed Profits also exclude (x) any extraordinary gains (such as from the sale of real property, investments, securities or fixed assets) or any other extraordinary income and (y) any revenues that are non-recurring and earned outside of the ordinary course.

If the Contributed Profits of the MMB Operating Companies for the fiscal year ending December 31, 2025 (the “2025 Contributed Profits”) is greater than $1,600,000 (the “2025 Contributed Profits Target”), each Seller shall be entitled to receive its pro rata share of thirty percent (30%) of the Escrow Earnout Shares (the “2025 Escrow Earnout Shares”); provided, however, the number of 2025 Escrow Earnout Shares that vest and become payable to each Seller shall be reduced by the number of shares forfeited by Sellers as payment due in respect of its indemnification obligations. In the event that the Contributed Profits of the MMB Operating Companies do not exceed the 2025 Contributed Profits Target, (A) a number of 2025 Escrow Earnout Shares equal to the product of (I) the number of 2025 Escrow Earnout Shares and (II) the quotient obtained by dividing 2025 Contributed Profits by the 2025 Contributed Profits Target, shall immediately vest and become payable to each Seller in accordance with their respective pro rata share and (B) either, at Sellers’ representative’s sole option: (I) Sellers shall forfeit and shall no longer be eligible to receive the remaining 2025 Escrow Earnout Shares (but shall still be eligible to receive 2026 Escrow Earnout Shares (as defined below) and 2027 Escrow Earnout Shares (as defined below) or (II) Sellers shall be entitled to purchase all, but not less than all, of the remaining 2025 Escrow Earnout Shares for cash in an aggregate amount equal to the 2025 Contributed Profits Target less the 2025 Contributed Profits.

If the Contributed Profits of the MMB Operating Companies for the fiscal year ending December 31, 2026 (the “2026 Contributed Profits”) is greater than $2,800,000 (the “2026 Contributed Profits Target”), each Seller shall be entitled to receive its pro rata share of thirty percent (30%) of the Escrow Earnout Shares (the “2026 Escrow Earnout Shares”); provided, however, the number of 2026 Escrow Earnout Shares that vest and become payable to each Seller shall be reduced by the number of shares forfeited by Sellers as payment due in respect of its indemnification obligations. In the event that the Contributed Profits of the MMB Operating Companies do not meet the 2026 Contributed Profits Target, (A) a number of 2026 Escrow Earnout Shares equal to the product of (I) the number of 2026 Escrow Earnout Shares and (II) the quotient obtained by dividing 2026 Contributed Profits by the 2026 Contributed Profits Target, shall immediately become vested and payable to each Seller in accordance with their respective pro rata share and (B) either, at Sellers’ representative’s sole option: (I) Sellers shall forfeit and shall no longer be eligible to receive the remaining 2026 Escrow Earnout Shares (but shall still be eligible to receive 2027 Escrow Earnout Shares) or (II) Sellers shall be entitled to purchase all, but not less than all, of the remaining 2026 Escrow Earnout Shares for cash in an aggregate amount equal to the 2026 Contributed Profits Target less the 2026 Contributed Profits.

If the Contributed Profits of the MMB Operating Companies for the fiscal year ending December 31, 2027 is greater than $3,400,000 (the “2027 Contributed Profits Target”), each Seller shall be entitled to receive its pro rata share of forty percent (40%) of the Escrow Earnout Shares (the “2027 Escrow Earnout Shares”); provided, however, the number of 2027 Escrow Earnout Shares that vest and become payable to each Seller shall be reduced by the number of shares forfeited by Sellers as payment due in respect of its indemnification obligations. In the event that the Contributed Profits of the MMB Operating Companies do not meet the 2027 Contributed Profits Target, (A) a number of 2027 Escrow Earnout Shares equal to the product of (I) the number of 2027 Escrow Earnout Shares and (II) the quotient obtained by dividing 2027 Contributed Profits by the 2027 Contributed Profits Target, shall immediately become vested and payable to each Seller in accordance with their respective pro rata share and (B) either, at Sellers’ representative’s sole option: (I) Sellers shall forfeit and shall no longer be eligible to receive the remaining 2027 Escrow Earnout Shares or (II) Sellers shall be entitled to purchase all but not less than all of the remaining 2027 Escrow Earnout Shares for cash in an aggregate amount equal to the 2027 Contributed Profits Target less the 2027 Contributed Profits.

If the Contributed Profits of the MMB Operating Companies exceed the targets in each year during the Earnout Period, then ReTo shall issue to the Sellers an aggregate number of the Class A Shares equal to the product of (a) the quotient obtained by dividing the Total Excess Profits (as defined below) by 3 and (b) the quotient obtained by dividing (i) 10 by (ii) the Price Per Newly Issued Earnout Share (as defined below). “Total Excess Profits” means the sum of the Contributed Profits during the Earnout Period less the sum of the Contributed Profits targets. “Price Per Newly Issued Earnout Share” means the closing price of the Class A Shares quoted on the Nasdaq Stock Market LLC on the first trading day after the end of each applicable earnout year subject to a collar as described in the Share Exchange Agreement.

Upon the MMB Closing, the Company recorded the fair value of the contingent consideration resulted from earn-out liability and recorded the changes in fair value in earnings. The Company determined the fair value of the contingent consideration using binomial model, which includes significant unobservable inputs that are classified as level 3 in the fair value hierarchy. A binomial model uses random numbers, together with the assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price paths. The major assumptions used in the binomial model are as follows:

	June 30, 2025	April 25, 2025
Risk-free interest rate	1.90%	1.98%
Share price	$1.94	$3.88
Probability	30% - 40%	30% - 40%

The Company did not transfer any assets or liabilities in or out of Level 3 during the six months ended June 30, 2025. The following is a reconciliation of the beginning and ending balances for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended June 30, 2025:

Revenue Recognition

Revenue Recognition

The Company adopted ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018 using the modified retrospective approach. Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services.

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company’s revenues from continuing operations are primarily derived from the following sources:

●	Revenue from equipment and accessories sales

The Company recognizes revenue when the equipment and accessories are delivered and control is transferred. The Company generally provides a warranty for a period of 12 months after the customers receive the equipment. The Company determines that such product warranty is not a separate performance obligation because the nature of warranty is to provide assurance that a product will function as expected and in accordance with customer’s specification, and the Company has not sold the warranty separately. From its past experience, the Company has not experienced any material warranty costs and, therefore, the Company does not believe an accrual for warranty cost is necessary for the six months ended June 30, 2025 and 2024.

●	Revenue from craft beer and vending machine sales

The Company recognizes revenue when the craft beer and vending machine are delivered and control is transferred. The Company generally provides a warranty for a period of 5 days after the customers receive the craft beer. The Company determines that such product warranty is not a separate performance obligation because the nature of warranty is to provide assurance of quality, and the Company has not sold the warranty separately. From its past experience, the Company has not experienced any material warranty costs and, therefore, the Company does not believe an accrual for warranty cost is necessary for the six months ended June 30, 2025 and 2024.

 The following summarizes the Company’s revenue by nature from continuing operations:

	For the Six Months Ended June 30,
	2025	2024
Equipment and accessories	$1,023,797	$768,361
Craft beer and vending machine	25,544	-
Total revenue	$1,049,341	$768,361

Contract Assets and Liabilities

Contract Assets and Liabilities

Payment terms are established in accordance with the Company’s pre-established credit requirements based upon an evaluation of customers’ credit quality. Contract assets are included in accounts receivable. Contract liabilities are recognized for contracts for which payment has been received in advance of delivery. The contract liability balance can vary significantly depending on the time when an order is placed and when shipment or delivery occurs.

As of June 30, 2025 and December 31, 2024, other than accounts receivable and advances from customers, the Company had no other material contract assets, contract liabilities or deferred contract costs recorded on its consolidated balance sheet. Costs of fulfilling customers’ purchase orders, such as shipping, handling and delivery, which occur prior to the transfer of control, are recognized in selling, general and administrative expense when incurred.

Disaggregation of Revenues

Disaggregation of Revenues

The Company disaggregates its revenue from contracts by products and services, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.

Shipping and Handling

Shipping and Handling

Shipping and handling costs are expensed as incurred and are included in operating expenses as a part of selling and general and administrative expenses in the Company’s consolidated statements of income and comprehensive income. Shipping and handling costs associated with the Company’s continuing operations were $28,669 and $6,581 for the six months ended June 30, 2025 and 2024, respectively.

Share-based Compensation

Share-based Compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation — Stock Compensation (“ASC 718”). In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or an equity award. All the Company’s share-based awards were classified as equity awards and are recognized in the unaudited condensed consolidated financial statements based on their grant date fair values.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the unaudited condensed consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company records a liability for uncertain tax positions when it is probable that a loss has been incurred and the amount can be reasonably estimated.

To the extent applicable, the Company records interest and penalties as a general and administrative expense. The Company’s subsidiaries in China and Hong Kong are subject to the income tax laws of the PRC and Hong Kong. No significant taxable income was generated outside the PRC for the six months ended June 30, 2025 and 2024. As of June 30, 2025, the tax years ended December 31, 2019 through December 31, 2024 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Value Added Tax (“VAT”)

Value Added Tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price, and VAT rates range up to 13%, starting from April 1, 2019, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable net of payments in the accompanying consolidated financial statements. All of the VAT returns of the Company have been and remain subject to examination by the tax authorities for five years from the date of filing.

Loss per Share

Loss per Share

The Company computes loss per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended June 30, 2024 and 2025, the Company had no dilutive security outstanding that could potentially dilute EPS in the future. Since Class B shareholder has no rights to any dividend, therefore, the Class B shares were excluded from the calculation of basic and diluted loss per share.

Foreign Currency Translation

Foreign Currency Translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations located in the PRC are determined using Renminbi (“RMB”), the local currency, as the functional currency. ReTo, New REIT and Sunoro Holdings use U.S. Dollars (“US$”) as their functional currency. The Company’s financial statements are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss). Gains and losses from foreign currency transactions are included in the results of operations.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	June 30, 2025	December 31, 2024	June 30, 2024

Year-end spot rate	US$1=RMB 7.1636	US$1=RMB 7.2993	US$1=RMB 7.2672
Year-end spot rate (discontinued operations)	US$1= INR 85.74	US$1= INR 85.55	US$1=INR 83.33
Average rate	US$1=RMB 7.2526	US$1=RMB 7.1957	US$1=RMB 7.2150
Average rate (discontinued operations)	US$1=INR 86.07	US$1=INR 83.66	US$1=INR 83.20

Risks and Uncertainties

Risks and Uncertainties

The main operation of the Company is located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environment in the PRC, as well as by the general state of the PRC economy. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Discontinued Operations

Discontinued Operations

The Company reports a disposal of its component or a group of its components as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. In the period that a discontinued operation is classified as held for sale, the assets and liabilities of the discontinued operation are presents separately in asset and liability sections, respectively, of the consolidated balance sheets and prior periods are presented on a comparative basis. In the consolidated statements of operations and comprehensive (loss)/income, the results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in the consolidated statements of cash flows. Unless otherwise noted, discussion in the notes to unaudited condensed consolidated financial statements refers to the Company’s continuing operations. Refer to Note 4 for additional information.

Segment Reporting

Segment Reporting

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company has determined that it has two operating segments as defined by ASC 280, including (i) equipment and accessories and (ii) craft beer.

Concentrations and Credit Risk

Concentrations and Credit Risk

A majority of the Company’s transactions are denominated in RMB, and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of June 30, 2025 and December 31, 2024, $210,539 and $216,433 of the Company’s cash and cash equivalents were deposited at financial institutions in mainland China. These deposits were insured for up to RMB500,000 for one bank pursuant to the PRC’ deposit insurance regime.

For the six months ended June 30, 2025, three customers accounted for 28%, 19% and 18% of the Company’s total revenue, respectively. For the six months ended June 30, 2024, two customers accounted for 39% and 11% of the Company’s total revenue, respectively.

As of June 30, 2025, two customers accounted for 60% and 15% of the Company’s consolidated accounts receivable, respectively. As of December 31, 2024, four customers accounted for 37%, 23%, 22% and 12% of the Company’s consolidated accounts receivable, respectively.

For the six months ended June 30, 2025, the Company purchased approximately 29%, 23%, 17% and 15% of its raw materials from four major suppliers, respectively. For the six months ended June 30, 2024, the Company purchased approximately 16%, 16%, 14%, 12% and 11% of its raw materials from five major suppliers.

As of June 30, 2025, three suppliers accounted for 33%, 29% and 19% of the total accounts payable balance, respectively. As of December 31, 2024, two suppliers accounted for 58% and 33% of the total accounts payable balance, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires disclosure of significant segment expenses and other segment items on an annual and interim basis under ASC 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods beginning after December 15, 2024. The adoption of this ASU did not have significant impact on the Company’s financial statements.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). This ASU requires that public business entities must annually “(1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate).” A public entity should apply the amendments in ASU 2023-09 prospectively to all annual periods beginning after December 15, 2024. The adoption of this ASU did not have significant impact on the Company’s financial statements.

In March 2024, the FASB issued ASU 2024-01, “Compensation - Stock Compensation (Topic 718) - Scope Application of Profits Interest and Similar Awards” (“ASU 2024-01”), which intends to improve clarity and operability without changing the existing guidance. ASU 2024-01 provides an illustrative example intended to demonstrate how entities that account for profits interest and similar awards would determine whether a profits interest award should be accounted for in accordance with Topic 718. Entities can apply the guidance either retrospectively to all prior periods presented in the financial statements or prospectively to profits interest and similar awards granted or modified on or after the date of adoption. ASU 2024-01 is effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. The adoption of this ASU did not have significant impact on the Company’s financial statements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures” (Subtopic 220-40) (“ASU 2024-03”). The objective of ASU 2024-03 is to improve disclosures about a public entity’s expenses, primarily through additional disaggregation of income statement expenses. In January 2025, the FASB further clarified the effective date of ASU 2024-03 with the issuance of Accounting Standards Update 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2025-01”). ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted and may be applied either on a prospective or retrospective basis. The Company is currently evaluating the impact ASU 2024-03 will have on its financial statement disclosures.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. ASU 2025-03 clarifies the guidance to determine the accounting acquirer in a business combination that is affected primarily by exchanging equity interests, when the legal acquiree is a variable interest entity (“VIE”) that meets the definition of a business. ASU 2025-03 requires entities to consider the same factors in ASC 805, Business Combinations, required for determining which entity is the accounting acquirer in other acquisition transactions. ASU 2025-03 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-03 is required to be applied on a prospective basis to any acquisition transaction that occurs after the initial application date. The Company is currently evaluating the impact ASU 2025-03 will have on its financial statement disclosures.

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU 2025-05 amends ASC 326, Financial Instruments—Credit Losses and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU 2025-05 is effective for the Company’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-05 should be applied on a prospective basis. The Company is currently evaluating the impact ASU 2025-05 will have on its financial statement disclosures.

Except for the above-mentioned pronouncements, there are no recently issued accounting standards that will have a material impact on the audited consolidated financial position, statements of operations, and cash flows of the Company.